Assets Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2013
Assets Retirement Obligations and Accrued Environmental Costs [Abstract]
Schedule of Asset Retirement Obligations and Accrual for Environmental Costs
Asset retirement obligations and accrued environmental costs at December 31 were:

	Millions of Dollars
	2013*	2012*

Asset retirement obligations	$2.4	2.0
Accrued environmental costs	3.4	10.5
Total asset retirement obligations and accrued environmental costs	5.8	12.5
Asset retirement obligations and accrued environmental costs due within one year	(2.0)	(8.0)
Long-term asset retirement obligations and accrued environmental costs	$3.8	4.5

Schedule of Change in Asset Retirement Obligation
During 2013 and 2012, our overall asset retirement obligations changed as follows:

	Millions of Dollars
	2013*	2012*

Balance at January 1	$2.0	2.6
Accretion of discount	—	0.1
Changes in estimates of existing obligations	0.4	(0.7)
Balance at December 31	$2.4	2.0